Related Party Transactions (Details) ¥ in Millions			12 Months Ended
	Sep. 07, 2020 USD ($)	Sep. 07, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transactions (Details) [Line Items]
Cost of revenue related parties			$ 175,053	$ 148,034	$ 54,598
Shexian Ruibo [Member]
Related Party Transactions (Details) [Line Items]
Percentage of interest rate of related party	41.67%	41.67%
Total consideration of acquisition	$ 3,600,000	¥ 25.0
Acquisition cash payment	$ 2,800,000	¥ 18.5
Number of patents	6	6
Non-cash contribution	$ 900,000	¥ 6.5